Expenses by Nature (Details) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Expenses by Nature [Line Items]]
Incurred expenses			$ 2,319	$ 4,194,000
Other income	$ 29,221,000	$ 21,869,000	77,298,000	60,323,000
Sale of asset			29,422,000	15,607,000
Tax refunds			6,872,000	5,933,000
insurance recovery total value			2,215,000	1,592,000
Other expenses	$ 12,874,000	$ 42,301,000	56,674,000	109,079,000
Restructuring expenses			21,890,000	82,070,000
Loss on sale of assets			12,682,000	12,760,000
Restructuring expenses			21,890,000	$ 82,070,000
Subsidiary PPC [Member]
Expenses by Nature [Line Items]]
Restructuring expenses			$ 82,070,000